Stock-based Compensation Plans Equity Award Activity (Details) (Predecessor [Member], USD $)	1 Months Ended
Feb. 05, 2009
Performance Shares
Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding, Beginning Balance	244,390
Granted	0
Vested	(244,390)
Forfeited	0
Outstanding, Ending Balance	0
Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Outstanding, Beginning Balance, Weighted Average Fair Value Per Share	$ 25.65
Granted, Weighted Average Fair Value Per Share	$ 0.00
Vested, Weighted Average Fair Value Per Share	$ 25.65
Forfeited, Weighted Average Fair Value Per Share	$ 0.00
Outstanding, Ending Balance, Weighted Average Fair Value Per Share	$ 0.00
Restricted Stock
Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding, Beginning Balance	227,643
Granted	0
Vested	(227,643)
Forfeited	0
Outstanding, Ending Balance	0
Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Outstanding, Beginning Balance, Weighted Average Fair Value Per Share	$ 24.64
Granted, Weighted Average Fair Value Per Share	$ 0.00
Vested, Weighted Average Fair Value Per Share	$ 24.64
Forfeited, Weighted Average Fair Value Per Share	$ 0.00
Outstanding, Ending Balance, Weighted Average Fair Value Per Share	$ 0.00